Note 8 - Debt	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
8.	Debt:

ABN Facility

On July 9, 2015, the Company entered into a credit facility with ABN Amro Bank of Holland(“the ABN facility”) for the financing of the vessels M/T Eco Fleet and Hull No S419.

The Company drew down $21,000 under the ABN facility on July 13, 2015 to finance the last shipyard installment of M/T Eco Fleet and another $1,200 on September 30, 2015. Furthermore, the Company drew down $22,200 under the ABN facility on January 15, 2016 to finance the last shipyard installment of M/T Eco Revolution.

As at June 30, 2016, the outstanding balance of the ABN facility is $42,400.

The ABN facility bears interest at LIBOR plus a margin of 3.90%. The applicable three-month LIBOR as of June 30, 2016 was 0.63%.

Family Trading Facility

On December 24, 2015 the Company entered into an unsecured revolving credit facility with Family Trading (“the Family Trading facility”), a related party affiliated with the family of the Company’s Chief Executive Officer, for up to $15,000 to be used to fund the Company’s newbuilding program and working capital relating to the Company’s operating vessels. This facility is repayable in cash no later than December 31, 2016, but the Company has the option to extend the facility’s repayment up to December 31, 2017. This facility bears a fixed interest of 9%. The Company drew down the following amounts:

Date	Amount drawn
December 2015	3,850
March 2016	1,500
May 2016	600
June 2016	1,100
Total	7,050

The balance of the Family Trading facility as of June 30, 2016 is $7,050. As of June 30, 2016, the undrawn portion of the Family Trading Facility is $7,950. On June 30, 2016, pursuant to an amendment of the facility, the arrangement fee was cancelled and the interest rate and commitment fee for the first six months of 2016 were reduced to zero.

NORD/LB Facility

On May 11, 2016, the Company entered into a credit facility with Norddeutsche Landesbank Girozentrale bank of Germany for $23,185 (“the NORD/LB facility”) for the financing of the vessel M/T Stenaweco Excellence. The credit facility is repayable in 12 consecutive quarterly installments of $511 and 16 consecutive quarterly installments of $473, commencing in August 2016, plus a balloon installment of $9,480 payable together with the last installment in August 2023.

The Company drew down $23,185 under the NORD/LB facility on May 13, 2016 to finance the last shipyard installment of the M/T Stenaweco Excellence.

The facility contains various covenants, including (i) an asset cover ratio of 125% for the first three years and 143% thereafter, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% and (iii) minimum free liquidity of $750 per collateralized vessel and $500 per bareboated chartered-in vessel. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees. It also restricts the shipowning company from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

Additionally, it is an event of default under the NORD/LB facility if, among other things, without prior written consent from the lender, (i) any member of the Company’s President, Chief Executive Officer and Director, Evangelos J. Pistiolis’ family (either directly or through trusts or foundations) ceases to own less than 20% of our common shares, (ii) Mr. Evangelos J. Pistiolis ceases to be the Company’s Chairman or Chief Executive Officer, or (iii) the Company’s shares cease to be listed on Nasdaq.

The facility is secured as follows:

•	First priority mortgage over M/T Stenaweco Excellence;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

As at June 30, 2016, the outstanding balance of the NORD/LB facility is $23,185. The NORD/LB facility bears interest at LIBOR plus a margin of 3.43%. The applicable three-month LIBOR as of June 30, 2016 was 0.63%.